Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of Trade and Other Payables

	2019	2018
	US$M	US$M
Trade creditors	5,162	4,574
Other creditors	1,560	1,406

Total	6,722	5,980

Comprising:
Current	6,717	5,977
Non-current	5	3